TAXATION (Tables)	12 Months Ended
Dec. 31, 2019
TAXATION
Schedule of company's loss before income tax and share of net (loss) income of equity investees

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
PRC	(1,229,979)	(523,221)	(287,511)	(41,298)
Non-PRC	12,591	27,173	87,088	12,509
	(1,217,388)	(496,048)	(200,423)	(28,789)

Schedule of current and deferred components of income tax expense

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Current income tax	(11,536)	(18,219)	(17,840)	(2,562)
Deferred income tax	1,680	6,332	(450)	(65)
	(9,856)	(11,887)	(18,290)	(2,627)

Reconciliation of the differences between PRC statutory tax rate and the Group's effective tax rate

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Loss before income taxes and share of net loss of equity investees	(1,217,388)	(496,048)	(200,423)	(28,789)
Income tax computed at the statutory tax rate of 25%	304,346	124,012	50,106	7,197
Non-deductible expenses	(113,139)	(76,056)	(74,083)	(10,641)
Effect of different tax rates in different jurisdictions and preferential tax rate	(4,220)	(4,826)	(9,949)	(1,429)
Research and development expenses deduction	9,441	12,248	19,552	2,808
Non-taxable income	13,985	17,097	17,489	2,512
Over-accrued EIT for previous years	(154)	(8,770)	(1,245)	(179)
Deferred tax expense	(19,362)	(4,140)	2,876	413
Tax rate change	—	16,771	(4,578)	(658)
Expired tax loss	(31,373)	(13,482)	(2,201)	(316)
Change in valuation allowance	(169,380)	(74,741)	(16,257)	(2,334)
	(9,856)	(11,887)	(18,290)	(2,627)

Schedule of components of deferred tax

	As at December 31
	2018	2019	2019
	RMB	RMB	US$
Deferred tax assets, non-current
Accrued expenses	357,259	363,107	52,157
Customer advances and deposits	47,233	34,571	4,966
Allowance for doubtful accounts and inventory provision	7,476	28,278	4,062
Depreciation and amortization expense	40,305	101,565	14,589
Net operating losses carrying forward	719,878	692,352	99,450
Total deferred tax assets	1,172,151	1,219,873	175,224
Valuation allowance*	(1,155,994)	(1,172,251)	(168,384)
Total deferred tax assets net of valuation allowance	16,157	47,622	6,840
*

The Group recorded a full valuation allowance against deferred tax assets of those subsidiaries and VIEs that are in a three-year cumulative financial loss position and are not forecasting profits in the near future as of December 31, 2018 and 2019. In making such determination, the Group also evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

	As at December 31
	2018	2019	2019
	RMB	RMB	US$
Deferred tax liabilities
Fair value changes on private equity investments	16,157	19,696	2,829
Accrued revenue recognition difference	—	27,926	4,011
Long-lived assets arising from acquisition	25,356	25,806	3,707
Total deferred tax liabilities	41,513	73,428	10,547

Schedule of roll-forward of unrecognized tax benefits

	As at December 31
	2018	2019	2019
	RMB	RMB	US$
Beginning balance	106,376	132,808	19,077
Additions	27,786	64,410	9,251
Decreases	(1,354)	(5,745)	(825)
Ending balance	132,808	191,473	27,503